                               GOLD TRACK SELECT

                                   PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund                                    STRONG VARIABLE INSURANCE FUNDS, INC.
High Yield Bond Trust                                        Strong Multi Cap Value Fund II(9)
Managed Assets Trust                                         TRAVELERS SERIES FUND INC.
Money Market Portfolio                                       AIM Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.                             Alliance Growth Portfolio
  AIM V.I. Value Fund                                          MFS Total Return Portfolio
CITISTREET FUNDS, INC(1)                                       Putnam Diversified Income Portfolio
  CitiStreet Diversified Bond Fund(2)                          Smith Barney Aggressive Growth Portfolio
  CitiStreet International Stock Fund(3)                       Smith Barney High Income Portfolio
  CitiStreet Large Company Stock Fund(4)                       Smith Barney International All Cap Portfolio(10)
  CitiStreet Small Company Stock Fund(5)                       Smith Barney Large Capitalization Growth
CREDIT SUISSE WARBURG PINCUS TRUST                           Portfolio
  Emerging Markets Portfolio                                 THE TRAVELERS SERIES TRUST
DELAWARE GROUP PREMIUM FUND                                  Disciplined Mid Cap Stock Portfolio
  REIT Series                                                  Equity Income Portfolio
  Small Cap Value Series                                       Federated Stock Portfolio
DREYFUS VARIABLE INVESTMENT FUND                               Large Cap Portfolio
  Appreciation Portfolio -- Initial Class                      Lazard International Stock Portfolio
  Small Cap Portfolio -- Initial Class                         MFS Emerging Growth Portfolio
GREENWICH STREET SERIES FUND                                   MFS Mid Cap Growth Portfolio
  Appreciation Portfolio                                       MFS Research Portfolio
  Equity Index Portfolio Class II Shares                       Social Awareness Stock Portfolio
  Fundamental Value Portfolio(6)                               Travelers Quality Bond Portfolio
JANUS ASPEN SERIES                                             U.S. Government Securities Portfolio
  Aggressive Growth Portfolio -- Service Shares                Utilities Portfolio
  Balanced Portfolio -- Service Shares                       VAN KAMPEN LIFE INVESTMENT TRUST
  Worldwide Growth Portfolio -- Service Shares               Emerging Growth Portfolio -- Class II
PIMCO VARIABLE INSURANCE TRUST                                 Enterprise Portfolio -- Class II
  Total Return Bond Portfolio                                VARIABLE ANNUITY PORTFOLIOS
PUTNAM VARIABLE TRUST                                        Smith Barney Small Cap Growth Opportunities
  Putnam VT International Growth Fund -- Class IB Shares       Portfolio(11)
  Putnam VT Small Cap Value Fund -- Class IB Shares          VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Putnam VT Voyager II Fund -- Class IB Shares               Contrafund(R) Portfolio -- Service Class 2
SALOMON BROTHERS VARIABLE SERIES FUND, INC.                  VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Capital Fund                                               Dynamic Capital Appreciation Portfolio -- Service
  Investors Fund                                             Class 2
  Small Cap Growth Fund                                        Mid Cap Portfolio -- Service Class 2
  Total Return Fund
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio(7)
  Smith Barney Premier Selection All Cap Growth Portfolio(8)

---------------

(1) formerly American Odyssey Funds, Inc.
(2) formerly Long-Term Bond Fund
(3) formerly International Equity Fund
(4) formerly Core Equity Fund
(5) formerly Emerging Opportunities Fund
(6) formerly Total Return Portfolio
 (7) formerly Select Growth Portfolio
 (8) formerly Select Mid Cap Portfolio
 (9) formerly Strong Schaefer Value Fund
(10) formerly Smith Barney International Equity Fund
(11) formerly Select Small Cap Portfolio of the Concert
     Investment Series

THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. THE CONTRACT, CERTAIN CONTRACT FEATURES AND/OR SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website
(http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
Condensed Financial Information............     13
The Annuity Contract.......................     13
  Contract Owner Inquiries.................     13
  Allocated Contracts......................     13
  Unallocated Contracts....................     13
  Purchase Payments........................     13
  Accumulation Units.......................     14
  The Variable Funding Options.............     14
Charges and Deductions.....................     19
  General..................................     19
  Withdrawal Charge........................     20
  Free Withdrawal Allowance................     21
  Mortality and Expense Risk Charge........     21
  Variable Funding Option Expenses.........     21
  Premium Tax..............................     21
  Changes in Taxes Based upon Premium or
    Value..................................     21
  Administrative Charge....................     21
  TPA Administrative Charges...............     22
Transfers..................................     22
  Dollar Cost Averaging....................     22
  Asset Allocation Advice..................     23
Access to Your Money.......................     23
  Systematic Withdrawals...................     23
Ownership Provisions.......................     24
  Types of Ownership.......................     24
  Beneficiary..............................     24
Death Benefit..............................     24
  Death Benefit Proceeds Prior to Maturity
    Date...................................     24
  Payment of Proceeds......................     25
  Death Proceeds After the Maturity Date...     25
The Annuity Period.........................     26
  Maturity Date............................     26
  Allocation of Annuity....................     26
  Variable Annuity.........................     26
  Fixed Annuity............................     27
  Election of Options......................     27
  Retired Life Certificate.................     27
  Allocation of Cash Value During the
    Annuity Period.........................     27
  Annuity Options..........................     28
Miscellaneous Contract Provisions..........     29
  Right to Return..........................     29
  Termination of Allocated Contracts.......     29
  Contract Exchanges.......................     29
  Suspension of Payments...................     30
The Separate Account.......................     30
  Performance Information..................     30
    Standardized Method....................     31
    Nonstandardized Method.................     31
    General................................     31
Federal Tax Considerations.................     31
  General Taxation of Annuities............     31
  Qualified Annuity Contracts..............     32
  Penalty Tax for Premature
    Distributions..........................     32
  Diversification Requirements for Variable
    Annuities..............................     32
  Ownership of the Investment..............     32
  Mandatory Distributions for Qualified
    Plans..................................     32
  Taxation of Death Benefit Proceeds.......     32
Other Information..........................     33
  The Insurance Company....................     33
  Distribution of Variable Annuity
    Contracts..............................     33
  Conformity with State and Federal Laws...     33
  Voting Rights............................     33
  Contract Modification....................     33
  Legal Proceedings........................     33
  Travelers Insurance Company..............     34
APPENDIX A: Condensed Financial
  Information..............................    A-1
APPENDIX B: Contents of the Statement Of
  Additional Information...................    B-1
APPENDIX C: Texas Optional Retirement Plan
  Participants.............................    C-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit..........................   14
Annuitant..................................   24
Annuity Commencement Date..................   26
Annuity Payments...........................   26
Annuity Unit...............................   14
Cash Surrender Value.......................   23
Cash Value.................................   23
Certificate................................   13
Contract Date..............................   13
Contract Owner (You, Your).................   13
Contract Value.............................   13
Contract Year..............................   13
Death Report Date..........................   24
Funding Option(s)..........................   14
Individual Account.........................   13
Maturity Date..............................   26
Participant................................   13
Purchase Payment...........................   13
Written Request............................   13

                                    SUMMARY:
                      TRAVELERS GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options .

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits orother non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant for allocated contracts, and the contract owner for unallocated contracts. Where we refer to your Contract, we are referring to a group allocated contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any Contract charges you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk on the purchase payments allocated to a variable funding option during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may also transfer between the Fixed Account and the variable funding options at least once every six months, provided the amount is not greater than 20% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum sub-account administrative charge of 0.10% annually, depending upon the terms of your allocated contract. We deduct a maximum annual insurance charge of 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, we may be required by your state to deduct a premium tax.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

You may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CitiStreet"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

 MAXIMUM TRANSACTION EXPENSES

----------------------------------------------------------------------------------------
           SURRENDER CHARGE                   CONTRACT/CERTIFICATE YEAR       PERCENTAGE
----------------------------------------------------------------------------------------
As a percentage of amount surrendered                    0-2                      5%
                                                         3-4                      4%
                                                         5-6                      3%
                                                         7-8                      2%
                                                         9+                       0%

 MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

Mortality and Expense Risk Fees                              1.20%

(As a percentage of average daily net assets of the Separate Account)

 OTHER ANNUAL CHARGES

Funding Option Administrative Charge                          0.10%

(As a percentage of amounts allocated to the variable funding options under allocated contracts)

VARIABLE FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)
--------------------------------------------------------------------------------

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES     EXPENSES#
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund......................       0.81%                    0.02%            0.83%
High Yield Bond Trust..........................       0.56%                    0.27%            0.83%
Managed Assets Trust...........................       0.56%                    0.03%            0.59%
Money Market Portfolio.........................       0.38%                    0.02%            0.40%
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................       0.61%                    0.23%            0.84%
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund...........       0.49%                    0.13%            0.62%
    CitiStreet International Stock Fund........       0.58%                    0.17%            0.75%
    CitiStreet Large Company Stock Fund........       0.55%                    0.13%            0.68%
    CitiStreet Small Company Stock Fund........       0.66%                    0.18%            0.84%
CITISTREET FUNDS, INC.**
    CitiStreet Diversified Bond Fund...........       0.49%                    1.38%            1.87%
    CitiStreet International Stock Fund........       0.58%                    1.42%            2.00%
    CitiStreet Large Company Stock Fund........       0.55%                    1.38%            1.93%
    CitiStreet Small Company Stock Fund........       0.66%                    1.43%            2.09%
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       1.09%                    0.31%            1.40%(1)
DELAWARE GROUP PREMIUM FUND
    REIT Series................................       0.57%                    0.28%            0.85%(2)
    Small Cap Value Series.....................       0.71%                    0.14%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Shares...       0.75%                    0.03%            0.78%(3)
    Small Cap Portfolio -- Initial Shares......       0.75%                    0.03%            0.78%(3)
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................       0.75%                    0.03%            0.78%(4)
    Equity Index Portfolio -- Class II
      Shares*..................................       0.21%       0.25%        0.04%            0.50%(5)
    Fundamental Value Portfolio................       0.75%                    0.04%            0.79%(4)
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.02%            0.92%
    Balanced Portfolio -- Service Shares*......       0.65%       0.25%        0.02%            0.92%
    Worldwide Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.05%            0.95%
OCC ACCUMULATION TRUST
    Equity Portfolio+..........................       0.80%                    0.15%            0.95%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio................       0.25%                    0.40%            0.65%(6)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.........................       0.76%       0.25%        0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class IB
      Shares*..................................       0.80%       0.25%        0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*..................................       0.70%       0.25%        0.30%            1.25%(7)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................       0.58%                    0.42%            1.00%(8)
    Investors Fund.............................       0.70%                    0.21%            0.91%
    Small Cap Growth Fund......................       0.00%                    1.50%            1.50%(8)
    Total Return Fund..........................       0.46%                    0.54%            1.00%(8)
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio......       0.75%                    0.20%            0.95%(9)
    Smith Barney Premier Selection All Cap
      Growth Portfolio.........................       0.75%                    0.20%            0.95%(9)
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Multi Cap Value Fund II.............       1.00%                    0.20%            1.20%(10)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES     EXPENSES#
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund+...       0.82%                    0.43%            1.25%(11)
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio........       0.76%                    0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+.....       0.86%                    0.14%            1.00%(12)
    Equity Income Portfolio....................       0.75%                    0.07%            0.82%(13)
    Federated High Yield Portfolio+............       0.71%                    0.17%            0.88%
    Federated Stock Portfolio..................       0.69%                    0.14%            0.82%
    Large Cap Portfolio........................       0.75%                    0.07%            0.82%(13)
    Lazard International Stock Portfolio.......       0.89%                    0.14%            1.02%
    MFS Emerging Growth Portfolio..............       0.81%                    0.05%            0.86%
    MFS Mid Cap Growth Portfolio...............       0.86%                    0.04%            0.90%
    MFS Research Portfolio.....................       0.86%                    0.06%            0.92%
    Social Awareness Stock Portfolio...........       0.71%                    0.04%            0.75%
    Strategic Stock Portfolio+.................       0.66%                    0.24%            0.90%(12)
    Travelers Quality Bond Portfolio...........       0.38%                    0.11%            0.49%
    U.S. Government Securities Portfolio.......       0.39%                    0.09%            0.48%
    Utilities Portfolio........................       0.71%                    0.18%            0.89%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........       0.80%                    0.03%            0.83%(14)
    Alliance Growth Portfolio..................       0.80%                    0.01%            0.81%(14)
    MFS Total Return Portfolio.................       0.80%                    0.04%            0.84%(14)
    Putnam Diversified Income Portfolio........       0.75%                    0.12%            0.87%(14)
    Smith Barney Aggressive Growth Portfolio...       0.80%                    0.19%            0.99%(14)
    Smith Barney High Income Portfolio.........       0.60%                    0.06%            0.66%(14)
    Smith Barney International All Cap Growth
      Portfolio................................       0.90%                    0.08%            0.98%(14)
    Smith Barney Large Cap Value Portfolio+....       0.65%                    0.01%            0.66%(14)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.02%            0.77%(14)
    Smith Barney Money Market Portfolio+.......       0.50%                    0.03%            0.53%(14)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II
      Shares*..................................       0.70%       0.25%        0.05%            1.00%
    Enterprise Portfolio Class II Shares*......       0.50%       0.25%        0.10%            0.85%
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................       0.75%                    0.15%            0.90%(15)
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class
      2*.......................................       0.57%       0.25%        0.10%            0.92%(16)
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2*.........................       0.57%       0.25%        0.61%            1.43%(17)
    Mid Cap Portfolio -- Service Class 2*......       0.57%       0.25%        0.17%            0.99%(16)

  * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, other service provider).

 ** Includes CHART asset allocation fee of 1.25%.

 +  No longer available to new Contract Owners.

 # Some numbers have been rounded.

  (1) Fee waivers, expense reimbursements, or expense credits reduced expenses for the EMERGING MARKETS PORTFOLIO during 2000, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.42% and 1.67%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2000, net of any fee waivers or expense reimbursements.

  (2) The Adviser for the REIT SERIES and the SMALL CAP VALUE SERIES is Delaware Management Company ("DMC"). Effective through April 30, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses would have been 1.03% and 0.89%, respectively.

  (3)Total Annual Operating Expenses for the SMALL CAP PORTFOLIO - INITIAL SHARES and the APPRECIATION PORTFOLIO - INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower than the fees given.

  (4) The Management Fee includes 0.20% for fund administration.

  (5) The Management Fee includes 0.06% for fund administration.

  (6) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

  (7) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

  (8) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND; 0.75%, 1.77%, and 2.52%, respectively for the SMALL CAP GROWTH FUND; and 0.80%, 0.54%, and 1.34%, respectively for the TOTAL RETURN FUND.

  (9) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO and the SMITH BARNEY LARGE CAP CORE PORTFOLIO, would have been 2.14% and 1.55%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%

 (10) The Adviser for STRONG MULTI CAP VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.41%.

 (11) The Investment Manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Total Annual Operating Expenses would equal 2.41%.

 (12) Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK PORTFOLIO and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.90% and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.97% and 1.14%, respectively.

 (13) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO and the LARGE CAP PORTFOLIO would have been 0.87% and 0.84%, respectively.

 (14) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

 (15) The Adviser has agreed to reimburse SMITH BARNEY SMALL GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

 (16) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2, and MID CAP PORTFOLIO - SERVICE CLASS 2 would have been 0.90%, and 0.94%, respectively.

 (17) The Total Annual Operating Expenses for the DYNAMIC CAPITAL APPRECIATION PORTFOLIO - SERVICE CLASS 2 are based on estimated expenses.

EXAMPLE

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue.

 EXAMPLE WITH SURRENDER CHARGES (PERCENTAGE OF AMOUNT SURRENDERED)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

----------------------------------------------------------------------------------------------------------------------------
                                                 IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                               -------------------------------------   -------------------------------------
         UNDERLYING FUNDING OPTIONS:           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund....................    73       110       149        246       22        67       114        246
High Yield Bond Trust........................    73       110       149        246       22        67       114        246
Managed Assets Trust.........................    71       103       137        221       19        59       102        221
Money Market Portfolio.......................    69        98       128        201       17        54        92        201
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund......................    73       111       149        247       22        67       115        247
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund.........    71       104       139        224       19        60       104        224
    CitiStreet International Stock Fund......    72       108       145        238       21        64       110        238
    CitiStreet Large Company Stock Fund......    72       106       142        231       20        62       107        231
    CitiStreet Small Company Stock Fund......    73       111       149        247       22        67       115        247
CITISTREET FUNDS, INC.*
    CitiStreet Diversified Bond Fund.........    83       140       199        348       32        98       166        348
    CitiStreet International Stock Fund......    84       144       205        359       33       102       172        359
    CitiStreet Large Company Stock Fund......    83       142       202        353       33        99       169        353
    CitiStreet Small Company Stock Fund......    85       146       209        368       34       104       176        368
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio...............    78       127       177        303       27        84       143        303
DELAWARE GROUP PREMIUM FUND
    REIT Series..............................    73       111       150        248       22        67       115        248
    Small Cap Value Series...................    73       111       150        248       22        67       115        248
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial
      Class..................................    73       109       147        241       21        65       112        241
    Small Cap Portfolio -- Initial Class.....    73       109       147        241       21        65       112        241
GREENWICH STREET SERIES FUND
    Appreciation Portfolio...................    73       109       147        241       21        65       112        241
    Equity Index Portfolio -- Class II
      Shares.................................    70       101       133        212       18        57        97        212
    Fundamental Value Portfolio..............    73       109       147        242       21        65       112        242
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares.................................    74       113       153        255       23        69       119        255
    Balanced Portfolio -- Service Shares.....    74       113       153        255       23        69       119        255
    Worldwide Growth Portfolio -- Service
      Shares.................................    74       114       155        258       23        70       120        258
OCC ACCUMULATION TRUST
    Equity Portfolio+........................    74       114       155        258       23        70       120        258
PIMCO VARIABLE INSURANCE TRUST
        Total Return Bond Portfolio..........    71       105       140        227       20        61       105        227
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB...............................    76       121       167        283       25        78       133        283
    Shares Putnam VT Small Cap Value Fund --
      Class IB Shares........................    78       125       174        298       27        82       141        298
    Putnam VT Voyager II Fund -- Class IB
      Shares.................................    77       122       169        289       26        79       136        289
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund.............................    75       115       157        264       23        72       123        264
    Investors Fund...........................    74       113       153        254       22        69       118        254
    Small Cap Growth Fund....................    79       130       181        313       28        87       148        313
    Total Return Fund........................    75       115       157        264       23        72       123        264
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio....    74       114       155        258       23        70       120        258
    Smith Barney Premier Selection All Cap
      Growth.................................    74       114       155        258       23        70       120        258
    Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Multi Cap Value Fund II...........    77       121       167        284       25        78       133        284
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth
      Fund+..................................    77       122       169        289       26        79       136        289

----------------------------------------------------------------------------------------------------------------------------
                                                 IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                               -------------------------------------   -------------------------------------
         UNDERLYING FUNDING OPTIONS:           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio......    74       112       151        251       22        68       117        251
    Disciplined Small Cap Stock Portfolio+...    75       115       157        264       23        72       123        264
    Equity Income Portfolio..................    73       110       148        245       22        66       114        245
    Federated High Yield Portfolio+..........    74       112       151        251       22        68       117        251
    Federated Stock Portfolio................    73       110       148        245       22        66       114        245
    Large Cap Portfolio                          73       110       148        245       22        66       114        245
    Lazard International Stock Portfolio.....    75       116       158        266       24        72       124        266
    MFS Emerging Growth Portfolio............    73       111       150        249       22        68       116        249
    MFS Mid Cap Growth Portfolio.............    74       112       152        253       22        69       118        253
    MFS Research Portfolio...................    74       113       153        255       23        69       119        255
    Social Awareness Stock Portfolio.........    72       108       145        238       21        64       110        238
    Strategic Stock Portfolio+...............    74       112       152        253       22        69       118        253
    Travelers Quality Bond Portfolio.........    70       100       132        211       18        56        97        211
    U.S. Government Securities Portfolio.....    70       100       132        209       18        56        96        209
    Utilities Portfolio......................    74       112       152        252       22        69       117        252
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    73       110       149        246       22        67       114        246
    Alliance Growth Portfolio................    73       110       148        244       21        66       113        244
    MFS Total Return Portfolio...............    73       111       149        247       22        67       115        247
    Putnam Diversified Income Portfolio......    73       111       151        250       22        68       116        250
    Smith Barney Aggressive Growth
      Portfolio..............................    75       115       157        263       23        72       123        263
    Smith Barney High Income Portfolio.......    71       105       141        229       20        62       106        229
    Smith Barney International All Cap Growth
      Portfolio..............................    74       115       156        262       23        71       122        262
    Smith Barney Large Cap Value
      Portfolio+.............................    71       105       141        229       20        62       106        229
    Smith Barney Large Capitalization Growth
      Portfolio..............................    72       108       146        240       21        65       111        240
    Smith Barney Money Market Portfolio+.....    70       101       134        215       19        58        99        215
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II
      Shares.................................    75       115       157        264       23        72       123        264
    Enterprise Portfolio Class II Shares.....    73       111       150        248       22        67       115        248
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio................    74       112       152        253       22        69       118        253
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class
      2......................................    74       113       153        255       23        69       119        255
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2........................    79       128       178        306       28        85       144        306
    Mid Cap Portfolio -- Service Class 2.....    75       115       157        263       23        72       123        263

 + No longer available to new Contract Owners.

 * Reflects expenses that would be incurred for those Contract Owners who participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Gold Track Select Annuity is a contract between the contract owner("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date (referred to as the "Annuity Commencement Date" in your Contract). The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments , plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

We will issue the Contracts to an employer or the trustee(s) or custodian of an employer's Qualified Plan. We hold all purchase payments under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund    Seeks growth of capital through the use of common         Travelers Asset Management
                             stocks. Income is not an objective. The Fund invests      International Company LLC
                             principally in common stocks of small to large companies  ("TAMIC")
                             which are expected to experience wide fluctuations in     Subadviser: Janus Capital
                             price both in rising and declining markets.               Corp.
High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: Travelers
                             and convertible securities.                               Investment Management
                                                                                       Company ("TIMCO")
Money Market Portfolio*      Seeks high current income from short-term money market    TAMIC
                             instruments while preserving capital and maintaining a
                             high degree of liquidity.
AIM VARIABLE INSURANCE
FUNDS, INC.
  AIM V.I. Value Fund        Seeks to achieve long-term growth of capital by           AIM Advisers, Inc.
                             investing primarily in equity securities of undervalued
                             companies. Income is a secondary objective.
CITISTREET FUNDS, INC.
  CitiStreet Diversified     Seeks maximum long-term total return (capital             CitiStreet Funds
  Bond Fund**                appreciation and income) by investing primarily in fixed  Management, Inc.
                             income securities.                                        ("CitStreet")
                                                                                       Subadviser: Western Asset
                                                                                       Management Company;
                                                                                       Salomon Brothers Asset
                                                                                       Management Inc. ("SBAM");
                                                                                       and SSgA Funds Management,
                                                                                       Inc. ("SSgA")
  CitiStreet International   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Bank of
                             common stocks of established non-U.S. companies.          Ireland Asset Management
                                                                                       (U.S.) Limited; Smith
                                                                                       Barney Fund Management LLC
                                                                                       ("SBFM") and SSgA
  CitiStreet Large Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadvisers: Wellington
                             common stocks of well-established companies.              Management Company, Putnam
                                                                                       Investment Management; and
                                                                                       SSgA
  CitiStreet Small Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Cowen Asset
                             common stocks of small companies.                         Management; SBAM; and SSgA
CREDIT SUISSE WARBURG
PINCUS TRUST
  Emerging Markets           Seeks long-term growth of capital by investing primarily  Credit Suisse Asset
  Portfolio                  in equity securities of non-U.S. issuers consisting of    Management, LLC
                             companies in emerging securities markets.

DELAWARE GROUP PREMIUM FUND
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry. Capital appreciation is a secondary      Subadviser: Lincoln
                             objective.                                                Investment Management,
                                                                                       Inc.
  Small Cap Value Series     Seeks capital appreciation by investing in small to       Delaware Management
                             mid-cap common stocks whose market value appears low      Company, Inc.
                             relative to their underlying value or future earnings     Subadviser: Lincoln
                             and growth potential. Emphasis will also be placed on     Investment Management,
                             securities of companies that may be temporarily out of    Inc.
                             favor or whose value is not yet recognized by the
                             market.
DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio --  Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
  Initial Class              consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign insurers.
  Small Cap Portfolio --     Seeks to maximize capital appreciation by investing       The Dreyfus Corporation
  Initial Class              primarily in small-cap companies.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES
FUND
  Appreciation Portfolio     Seeks long term appreciation of capital by investing      SBFM
                             primarily in equity securities.
  Equity Index Portfolio     Seeks to replicate, before deduction of expenses, the     TIMCO
  Class II Shares            total return performance of the S&P 500 Index.
  Fundamental Value          Seeks long term capital growth with current income as a   SBFM
  Portfolio                  secondary objective.
JANUS ASPEN SERIES
  Aggressive Growth          Seeks long-term capital growth by investing primarily in  Janus Capital
  Portfolio -- Service       common stocks selected for their growth potential,
  Shares                     normally investing at least 50% in the equity assets of
                             medium-sized companies.
  Balanced Portfolio --      Seeks long-term capital growth, consistent with           Janus Capital
  Service Shares             preservation of capital and balanced by current income.
  Worldwide Growth           Seeks growth of capital in a manner consistent with       Janus Capital
  Portfolio -- Service       preservation of capital by investing primarily in common
  Shares                     stocks of companies of any size throughout the world.
PIMCO VARIABLE INSURANCE
TRUST
  Total Return Bond          Seeks maximum total return, consistent with preservation  Pacific Investment
  Portfolio*                 of capital and prudent investment management, by          Management Company
                             investing primarily in investment-grade debt securities.
PUTNAM VARIABLE TRUST
  Putnam VT International    Seeks capital appreciation by investing mostly in common  Putnam Investment
  Growth Fund -- Class IB    stocks of companies outside the United States.            Management, Inc.
  Shares                                                                               ("Putnam")
  Putnam VT Small Cap Value  Seeks capital appreciation by investing mainly in common  Putnam
  Fund -- Class IB Shares    stocks of U.S. companies with a focus on value stocks.
  Putnam VT Voyager II       Seeks capital appreciation by investing mainly in common  Putnam
  Fund -- Class IB Shares    stocks of U.S. companies with a focus on growth stocks.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Capital Fund               Seeks capital appreciation, primarily through             SBAM
                             investments in common stocks which are believed to have
                             above-average price appreciation potential and which may
                             involve above average risk.
  Investors Fund             Seeks long-term growth of capital, and, secondarily,      SBAM
                             current income, through investments in common stocks of
                             well-known companies.
  Small Cap Growth Fund      Seeks long-term growth of capital by investing primarily  SBAM in equity securities of companies with market
                             capitalizations similar to that of companies included in
                             the Russell 2000 Index.
  Total Return Fund**        Seeks above-average income (compared to a portfolio       SBAM
                             invested entirely in equity securities). Secondarily,
                             seeks opportunities for growth of capital and income.
SMITH BARNEY INVESTMENT
SERIES
  Smith Barney Large Cap     Seeks capital appreciation by investing primarily in      SBFM
  Core Portfolio             U.S. common stocks and other equity securities,
                             typically of established companies with large market
                             capitalization.
  Smith Barney Premier       Seeks long term growth of capital using a multi-manager   SBFM
  Selection All Cap Growth   approach investing in small, medium and large sized
  Portfolio                  companies.
STRONG VARIABLE INSURANCE
FUNDS, INC.
  Strong Multi Cap Value     Seeks long-term capital appreciation. Current income is   Strong Capital Management
  Fund II                    a secondary objective when selecting investments The      Inc.
                             goal is to identify stocks that provide above-average     Subadviser: Schafer
                             earnings growth prospects at a price-to-earnings ratio    Capital Management, Inc.
                             lower than that of the S&P 500.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE
FUNDS, INC., CONTINUED
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation   Seeks capital appreciation by investing principally in    Travelers Investment
  Portfolio                  common stock, with emphasis on medium-sized and smaller   Advisers ("TIA")
                             emerging growth companies.                                Subadviser: AIM
  Alliance Growth Portfolio  Seeks long-term growth of capital. Current income is      TIA
                             only an incidental consideration. The Portfolio invests   Subadviser: Alliance
                             predominantly in equity securities of companies with a    Capital Management L.P.
                             favorable outlook for earnings and whose rate of growth
                             is expected to exceed that of the U.S. economy over
                             time.
  MFS Total Return           (a balanced portfolio) Seeks to obtain above-average      TIA Subadviser: MFS
  Portfolio**                income (compared to a portfolio entirely invested in
                             equity securities) consistent with the prudent
                             employment of capital. Generally, at least 40% of the
                             Portfolio's assets are invested in equity securities.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.
  Smith Barney Aggressive    Seeks capital appreciation by investing primarily in      SBFM
  Growth Portfolio           common stocks of companies that are experiencing, or
                             have the potential to experience, growth of earnings, or
                             that exceed the average earnings growth rate of
                             companies whose securities are included in the S&P 500.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SBFM
  Portfolio*                 secondary objective. The Portfolio will invest at least
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SBFM
  International All Cap      income by investing at least 65% of its assets in a
  Growth Portfolio           diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large Cap     Seeks current income and long-term growth of income and   SBFM
  Value Portfolio+           capital by investing primarily, but not exclusively, in
                             common stocks.
  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SBFM
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalizations.
  Smith Barney Money Market  Seeks maximum current income and preservation of          SBFM
  Portfolio+*                capital.
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Portfolio                  broadly diversified portfolio of U.S. common stocks.      Subadviser: TIMCO
  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Stock Portfolio+           primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.
  Equity Income Portfolio    Seeks reasonable income by investing at least 65% in      TAMIC
                             income-producing equity securities. The balance may be    Subadviser: Fidelity
                             invested in all types of domestic and foreign             Management & Research Co
                             securities, including bonds. The Portfolio seeks to       ("FMR")
                             achieve a yield that exceeds that of the securities
                             comprising the S&P 500. The Subadviser also considers
                             the potential for capital appreciation.
  Federated High Yield       Seeks high current income by investing primarily in a     TAMIC
  Portfolio+*                professionally managed , diversified portfolio of fixed   Subadviser: Federated
                             income securities.                                        Investment Counseling,
                                                                                       Inc.
  Federated Stock Portfolio  Seeks growth of income and capital by investing           TAMIC
                             principally in a professionally managed and diversified   Subadviser: Federated
                             portfolio of common stock of high-quality companies       Investment Counseling,
                             (i.e., leaders in their industries and characterized by   Inc.
                             sound management and the ability to finance expected
                             growth).
  Large Cap Portfolio        Seeks long-term growth of capital by investing primarily  TAMIC
                             in equity securities of companies with large market       Subadviser: FMR
                             capitalizations.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST,
CONTINUED
  Lazard International       Seeks capital appreciation by investing primarily in the  TAMIC
  Stock Portfolio            equity securities of non-United States companies (i.e.,   Subadviser: Lazard Asset
                             incorporated or organized outside the United States).     Management
  MFS Emerging Growth        Seeks to provide long-term growth of capital. Dividend    TAMIC
  Portfolio                  and interest income from portfolio securities, if any,    Subadviser: Massachusetts
                             is incidental to the MFS Portfolio's investment           Financial Services ("MFS")
                             objective.
  MFS Mid Cap Growth         Seeks to obtain long-term growth of capital by            TAMIC
  Portfolio                  investing, under normal market conditions, at least 65%   Subadviser: MFS
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.
  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SBFM
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  Strategic Stock            Seeks to provide an above-average total return through a  TAMIC
  Portfolio+                 combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yielding stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a subset of the S&P Industrial Index.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with the highest credit
                             quality, current income and total return. The assets of
                             the Portfolio will be invested in direct obligations of
                             the United States, its agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SBFM
                             and debt securities of companies in the utilities
                             industries.
VAN KAMPEN LIFE INVESTMENT
TRUST
  Emerging Growth            Seeks capital appreciation by investing primarily in      Van Kampen Asset
  Portfolio -- Class II      common stocks of companies considered to be emerging      Management
  Shares                     growth companies.
  Enterprise Portfolio --    Seeks capital appreciation through investments believed   Van Kampen Asset
  Class II Shares            by the Adviser to have above-average potential for        Management
                             capital appreciation.
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap     Seeks long-term capital growth by investing in equity     Citi Fund Management, Inc.
  Growth Opportunities       securities of U.S. companies with market capitalizations
  Portfolio                  below the top 1,000 stocks of the equity market. Under
                             normal circumstances, at least 65% of the fund's total
                             assets will be invested in such companies. Dividend
                             income, if any, is incidental to this investment
                             objective.
VARIABLE INSURANCE PRODUCTS
FUND II
  Contrafund(R) Portfolio--  Seeks long-term capital appreciation by investing         FMR
  Service Class 2            primarily in common stocks of companies whose value the
                             adviser believes is not fully recognized by the public.
VARIABLE INSURANCE PRODUCTS
III
  Dynamic Capital            Seeks capital appreciation by investing primarily in      FMR
  Appreciation Portfolio --  common stocks of both domestic and foreign issuers.
  Service Class 2

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE
PRODUCTS II, CONTINUED
  Mid Cap Portfolio --       Seeks long-term growth of capital and income by           FMR
  Service Class 2            investing primarily in income-producing equity
                             securities, including common stocks and convertible
                             securities.

Before the end of 2001, we anticipate substituting shares of new portfolios for the following portfolios currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitutions until we receive certain regulatory approvals, and that details of the substitutions, including the new portfolios to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitutions have happened. Also, we will send you current prospectuses for the new funding options before the substitutions occur.

MONTGOMERY FUNDS III
  Montgomery Variable        Seeks capital appreciation by investing primarily in      Montgomery Asset
  Series: Growth Fund+       equity securities, usually common stock, of domestic      Management
                             companies of all sizes, and emphasizes companies having
                             market capitalizations of $1 billion or more.
OCC ACCUMULATION TRUST
  Equity Portfolio+          Seeks long-term capital appreciation through investment   OpCap Advisors
                             in securities (primarily equity securities) of companies
                             that are believed by the adviser to be undervalued in
                             the marketplace in relation to factors such as the
                             companies' assets or earnings.

+ No longer available to new contract owners.

* The funding options marked with an (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to your contract for transfer restrictions.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

  - the ability for you to make withdrawals and surrenders under the Contracts;

  - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

  - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

  - administration of the annuity options available under the Contracts; and

  - the distribution of various reports to contract owners.

Costs and expenses we incur include:

  - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

  - sales and marketing expenses, including commission payments to your agent, and

  - other costs of doing business.

Risks we assume include:

  - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

  - that the amount of the death benefit will be greater than the contract value and

  - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made under the Contract. However, when withdrawn, we will charge a withdrawal charge, also called a surrender charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by you. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

     (c) The expected level of commission we may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     - retirement of participant

     - separation from service by participant

     - loans (if available)

     - hardship (as defined by the Code) suffered by the participant

     - death of participant

     - disability (as defined by the Code) of participant

     - return of excess plan contributions

     - minimum required distributions, generally when participant reaches age 70 1/2

     - transfers to an Employee Stock Fund

     - certain Plan expenses, as mutually agreed upon

     - annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk ("M&E") charge on each business day from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. This charge equals 1.20% annually.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

We deduct this charge on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

     (b) Determination of our anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                   TRANSFERS
--------------------------------------------------------------------------------

You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services, an affiliate of the Company. For a fee, CitiStreet provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to contract values.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a cash value of at least $5,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER ("YOU")

If a group "allocated" contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the contract owner, or to the group participant, as applicable. The annuitant is the individual upon whose life the maturity date and the amount of monthly annuity payments depend. Because this is a qualified contract, the owner and the annuitant must always be the same person, and there can only be one contract owner.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless we receive other instructions, by written request before the death of the annuitant or contract owner.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, (also referred to as the "annuity commencement date"),when there is no surviving annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death ("death report date").

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

ALLOCATED CONTRACT. If the participant dies before the maturity date and before reaching age 75, the death benefit payable will be the greater of:

     (a) the cash value of the participant's individual account or

     (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the participant dies before the selected maturity date, or the participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     a) the cash value attributable to the participant under the Contract or

     b) the total purchase payments attributable to the participant under the contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

If the participant dies on or after attainment of age 75 and before the maturity date, we will pay the beneficiary the cash value attributable to the participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                          RULES APPLY (SEE
                                                                                                 *ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distributions have begun, the 5 year payout option is not available.

  DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect. We will pay the death benefit to the contract owner, or the beneficiary, as provided in the plan.

An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by written notice to us at our Home Office. The beneficiary may choose to have annuity payments made on a variable basis, fixed basis, or a combination of the two.

We will pay this benefit upon receiving due proof of death along with a written request noting the cash value and the total purchase payments attributable to the participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total purchase payments attributable to the participant under the unallocated Contract.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE (ANNUITY COMMENCEMENT DATE)

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the cash value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of cash value you apply to that annuity option. and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash surrender value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment; times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

The right to return described above does not apply to participants in unallocated plans or in the Texas ORP.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refer to the group contract owner.

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in the Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive the contract owner's written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Travelers Separate Account QP for Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's home office is located at One Tower Square, Hartford, Connecticut 06183.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.290       1.285         1.285       1.282       1.279                1.028
  Number of units outstanding at
    end of year...................   68,643     126,822     1,445,911      58,734     350,624              293,629
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.196       1.191         1.191       1.188       1.186                1.031
  Number of units outstanding at
    end of year...................      197       7,092        28,158       3,683       3,815                6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.258       1.254         1.253       1.250       1.247                1.043
  Number of units outstanding at
    end of year...................    5,565      74,574       287,178      12,488     223,823               78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.417       1.412         1.411       1.408       1.405                1.080
  Number of units outstanding at
    end of year...................    1,292     185,044     2,781,580      95,491      42,002              496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    0.942       0.939         0.938       0.936       0.934                0.885
  Number of units outstanding at
    end of year...................    5,090     129,811     2,458,031      24,064      33,718              404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.062         1.062       1.059       1.057                1.010
  Number of units outstanding at
    end of year...................               29,906       472,674       4,094       5,622              116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.083         1.083       1.080       1.078                1.017
  Number of units outstanding at
    end of year...................               58,486       940,500      12,156      10,975              195,701
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.141       1.136         1.136       1.133       1.131                1.091
  Number of units outstanding at
    end of year...................    3,405     145,853     1,647,285      25,147      16,165              239,079

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.135         1.135       1.132       1.130                1.022
  Number of units outstanding at
    end of year...................              115,168     1,504,310      24,590      22,291              232,943
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.367       1.362         1.361       1.358       1.355                1.065
  Number of units outstanding at
    end of year...................   10,959      27,182       315,371      25,227      46,772               44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.260       1.256         1.255       1.252       1.249                1.045
  Number of units outstanding at
    end of year...................    9,157      11,241        20,522      23,942      89,438                2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.092       1.088         1.088       1.085       1.083                1.019
  Number of units outstanding at
    end of year...................    6,058       1,776        36,214       2,136      17,658               12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.176         1.176       1.173       1.171                1.042
  Number of units outstanding at
    end of year...................                3,775        34,790       2,552       6,261                  278
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.040       1.036         1.035       1.033       1.031                1.017
  Number of Units outstanding at
    end of year...................    6,580      17,229        97,802       4,658       5,601                8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.334       1.329         1.328       1.324       1.322                1.058
  Number of units outstanding at
    end of year...................    7,515      75,718     1,048,182       9,074      51,250              270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.052         1.051       1.048       1.047                1.010
  Number of units outstanding at
    end of year...................               19,062       124,936      24,063      39,703               56,124
THE TRAVELERS SERIES TRUST
  EQUITY INCOME PORTFOLIO (7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                1.062                     1.061       1.060
  Number of units outstanding at
    end of year...................               66,733                     3,543       2,047

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
  FEDERATED HIGH YIELD
    PORTFOLIO(10/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $      -                  n/a
  Unit Value at end of year.......                1.011                     1.010
  Number of units outstanding at
    end of year...................                3,118                       123
  FEDERATED STOCK PORTFOLIO(7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                1.083                     1.082       1.081
  Number of units outstanding at
    end of year...................               21,106                     1,133         205
  LARGE CAP PORTFOLIO(7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $      -                  n/a
  Unit Value at end of year.......                1.028                     1.027
  Number of units outstanding at
    end of year...................               15,144                     3,857
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO(8/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                0.979                     0.978       0.978
  Number of units outstanding at
    end of year...................                3,686                       896         513
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.311       1.307         1.306       1.303       1.300                1.036
  Number of units outstanding at
    end of year...................    1,465       6,831       124,610       4,603      58,974               35,689
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)*
  Unit Value at beginning of
    year..........................  $     -    $      -    $    1.000    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year...................                              5,949       9,879       9,055
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.145         1.144       1.141       1.139                1.025
  Number of units outstanding at
    end of year...................                3,011        81,229       2,710      14,373               51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.289       1.284         1.283       1.280       1.278                1.034
  Number of units outstanding at
    end of year...................    1,494       1,816        23,673         538         462                7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $    1.285    $  1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059         2.056       2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625     2,358,987     429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $    1.418    $  1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803         1.801       1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -     2,284,987     257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $    1.191    $  1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258         1.257       1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952        54,195      33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $    1.253    $  1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509         1.507       1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171       602,633     146,528       299,403
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.013         1.012         1.012         1.012       1.011         1.011
  Number of units outstanding at
    end of year...................         -        16,146         9,415             -       3,453             -
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $    1.411    $  1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617         1.615       1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947     3,478,529     347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $    0.938    $  0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850         0.849       0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132     3,784,469     236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $    1.062    $  1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013         1.012       1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544     1,102,248      64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $    1.083    $  1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164         1.163       1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949     1,143,580      55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $    1.136    $  1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294         1.292       1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866     2,595,394     210,146        35,028

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $    1.135    $  1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227         1.226       1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335     2,268,910     154,138        50,376
DELAWARE GROUP PREMIUM FUND, INC.
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.121         1.120         1.119         1.120       1.120         1.119
  Number of units outstanding at
    end of year...................         -         2,407             -         3,994           -           124
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076         1.075       1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841         6,816       1,944             -
  SMALL CAP PORTFOLIO (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198         1.198       1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563             -       1,114         6,726
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES
    GROWTH FUND (11/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.071         1.071         1.070         1.070       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           338             -           -             -
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.146         1.145         1.145         1.145       1.144         1.144
  Number of units outstanding at
    end of year...................         -             -         2,056             -           -             -
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  SALOMON BROTHERS VARIABLE
    CAPITAL FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.147         1.146         1.146         1.146       1.146         1.145
  Number of units outstanding at
    end of year...................         -         4,438           246             -         164             -
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206         1.205       1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SALOMON BROTHERS VARIABLE TOTAL
    RETURN FUND (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.060         1.059         1.059         1.059       1.058         1.058
  Number of units outstanding at
    end of year...................         -         6,719             -             -           -             -
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG, SCHAFER VALUE FUND II
    (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.291         1.291         1.290         1.290       1.289         1.289
  Number of units outstanding at
    end of year...................         -         1,963           325             -          41             -
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $    1.361    $  1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742         1.740       1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338       571,621     201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $    1.255    $  1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390         1.388       1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122        38,600     114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $    1.088    $  1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086         1.084       1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775        46,716      89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $    1.176    $  1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171         1.170       1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098        44,716      14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $    1.035    $  1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093         1.092       1.087         1.083
  Number of units outstanding at
    end of year...................    13,292         4,211       180,603       118,339      54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313         1.313       1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942             -           -             -
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $    1.328    $  1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446         1.445       1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575     1,199,090      81,366       190,418

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $    1.051    $  1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095         1.094       1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260       433,846     371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.222         1.289         1.289         1.288       1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -             -         111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.088         1.091       1.087         1.090
  Number of units outstanding at
    end of year...................         -             -           113             -         172             -
  EQUITY INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.063    $    1.062    $    1.062    $    1.062    $  1.061    $    1.060
  Unit Value at end of year.......     1.187         1.184         1.182         1.182       1.178         1.176
  Number of units outstanding at
    end of year...................         -        86,915     2,633,036             -     163,749        27,697
  FEDERATED HIGH YIELD PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.011    $    1.011    $    1.011    $    1.011    $  1.010    $    1.010
  Unit Value at end of year.......     1.053         1.050         1.049         1.048       1.046         1.044
  Number of units outstanding at
    end of year...................         -        11,120        99,171             -       5,125           678
  FEDERATED STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.084    $    1.083    $    1.083    $    1.083    $  1.082    $    1.081
  Unit Value at end of year.......     1.270         1.266         1.264         1.263       1.259         1.257
  Number of units outstanding at
    end of year...................         -         8,544       591,770             -      14,772           972
  LARGE CAP PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.029    $    1.028    $    1.028    $    1.027    $  1.027    $    1.026
  Unit Value at end of year.......     1.386         1.382         1.380         1.379       1.375         1.372
  Number of units outstanding at
    end of year...................         -        10,852       520,424             -      68,162         1,349
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  0.981    $    0.980    $    0.979    $    0.979    $  0.978    $    0.978
  Unit Value at end of year.......     1.098         1.095         1.093         1.092       1.089         1.087
  Number of units outstanding at
    end of year...................         -         6,737       139,586             -      20,939        32,949
  MFS MID CAP GROWTH PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212         1.212       1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538             -           -             -
  MFS RESEARCH PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245         1.244       1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $    1.306    $  1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712         1.711       1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397       293,875      81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071         1.071       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866             -           -             -
  TRAVELERS QUALITY BOND PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $    1.020    $  1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098         1.097       1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806        21,396      23,910       101,354
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.145    $    1.144    $  1.141    $    1.139
  Unit Value at end of year.......     1.259         1.253         1.250         1.249       1.243         1.239
  Number of units outstanding at
    end of year...................     6,143        29,647       210,497       145,195      22,572        62,648
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.284    $    1.283    $  1.280    $    1.278
  Unit Value at end of year.......     1.514         1.507         1.504         1.502       1.495         1.490
  Number of units outstanding at
    end of year...................     6,675         1,413        77,322        43,847      15,300         6,389
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO
    (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.080         1.079         1.079         1.079       1.079         1.078
  Number of units outstanding at
    end of year...................         -           285           309             -           -             -

For 1998, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
CAPITAL APPRECIATION FUND* (10/96)
  Unit Value at beginning of year.....  $  2.073         2.063          2.059         2.056       2.047         2.040
  Unit Value at end of year...........     3.163         3.143          3.132         3.127       3.107         3.092
  Number of units outstanding at end
    of year...........................   437,009       215,894      5,825,126     3,623,345     809,231     1,271,961
HIGH YIELD BOND TRUST (10/96)
  Unit Value at beginning of year.....  $  1.267         1.261          1.258         1.257       1.251         1.247
  Unit Value at end of year...........     1.315         1.306          1.302         1.300       1.292         1.285
  Number of units outstanding at end
    of year...........................     4,573       245,914        715,406        78,777      64,829        42,157
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of year.....  $  1.519         1.512          1.509         1.507       1.500         1.495
  Unit Value at end of year...........     1.724         1.713          1.708         1.705       1.694         1.686
  Number of units outstanding at end
    of year...........................    95,510     2,139,292      6,231,885       975,651     274,379       362,589
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.013         1.012          1.012         1.012       1.011         1.011
  Unit Value at end of year...........     1.057         1.054          1.053         1.052       1.049         1.047
  Number of units outstanding at end
    of year...........................        --     1,193,784      1,189,996            --      41,317           108
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY FUND
    (10/96)
  Unit Value at beginning of year.....  $  1.628         1.620          1.617         1.615       1.608         1.603
  Unit Value at end of year...........     1.613         1.603          1.598         1.595       1.585         1.577
  Number of units outstanding at end
    of year...........................    92,195     5,408,519     12,359,933     4,369,219     763,197       186,669
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)
  Unit Value at beginning of year.....  $  0.856         0.852          0.850         0.849       0.845         0.842
  Unit Value at end of year...........     1.163         1.155          1.152         1.150       1.142         1.137
  Number of units outstanding at end
    of year...........................    92,398     5,098,615     11,854,378     5,046,010     627,445        91,325
  AMERICAN ODYSSEY GLOBAL HIGH-YIELD
    BOND FUND (10/96)
  Unit Value at beginning of year.....  $  1.020         1.015          1.013         1.012       1.007         1.004
  Unit Value at end of year...........     1.122         1.115          1.111         1.110       1.102         1.097
  Number of units outstanding at end
    of year...........................    11,641     1,603,123      3,452,649     1,544,303     190,747        18,326
  AMERICAN ODYSSEY INTERMEDIATE-TERM
    BOND FUND (10/96)
  Unit Value at beginning of year.....  $  1.172         1.167          1.164         1.163       1.158         1.154
  Unit Value at end of year...........     1.183         1.175          1.171         1.169       1.162         1.156
  Number of units outstanding at end
    of year...........................    17,748     2,250,902      4,575,483     1,395,719     169,831        33,765
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)
  Unit Value at beginning of year.....  $  1.302         1.297          1.294         1.292       1.286         1.282
  Unit Value at end of year...........     1.716         1.705          1.699         1.696       1.685         1.677
  Number of units outstanding at end
    of year...........................    58,143     5,139,992      9,785,093     3,370,475     564,777        37,869
  AMERICAN ODYSSEY LONG-TERM BOND FUND
    (10/96)
  Unit Value at beginning of year.....  $  1.235         1.230          1.227         1.226       1.220         1.216
  Unit Value at end of year...........     1.194         1.186          1.183         1.181       1.173         1.167
  Number of units outstanding at end
    of year...........................     8,580     4,355,250      9,288,007     2,940,609     415,013        56,766

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (1/99)
  Unit Value at beginning of year.....     1.000         1.000          1.000         1.000       1.000         1.000
  Unit Value at end of year...........     0.958         0.956          0.955         0.954       0.952         0.951
  Number of units outstanding at end
    of year...........................        --        17,064         31,985            --       2,453            --
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of year.....  $  1.121         1.120          1.119         1.120       1.120         1.119
  Unit Value at end of year...........     1.060         1.057          1.056         1.055       1.053         1.051
  Number of units outstanding at end
    of year...........................        --        86,532        128,715            --       9,931            --
DREYFUS VARIABLE INVESTMENT FUND
  APPRECIATION PORTFOLIO (7/98)(2)
  Unit Value at beginning of year.....  $  1.077         1.076          1.076         1.075       1.074         1.074
  Unit Value at end of year...........     1.193         1.190          1.188         1.187       1.184         1.181
  Number of units outstanding at end
    of year...........................     3,743     6,527,393      5,775,356        67,059     100,924        26,484
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.199         1.198          1.198         1.198       1.197         1.196
  Unit Value at end of year...........     1.467         1.464          1.462         1.461       1.457         1.454
  Number of units outstanding at end
    of year...........................    63,771       363,977        437,132       106,854      44,319        15,312
GREENWICH STREET SERIES FUND
EQUITY INCOME PORTFOLIO II (5/99)
  Unit Value at beginning of year.....     1.000         1.000          1.000         1.000       1.000         1.000
  Unit Value at end of year...........     1.094         1.093          1.092         1.092       1.091         1.090
  Number of units outstanding at end
    of year...........................        --     1,014,729      1,901,306            --      11,806         4,744
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES GROWTH
    FUND (11/98)
  Unit Value at beginning of year.....  $  1.071         1.071          1.070         1.070       1.070         1.070
  Unit Value at end of year...........     1.286         1.283          1.281         1.281       1.278         1.275
  Number of units outstanding at end
    of year...........................        --        38,431         77,542            --          43            57
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.146         1.145          1.145         1.145       1.144         1.144
  Unit Value at end of year...........     1.168         1.165          1.163         1.163       1.160         1.158
  Number of units outstanding at end
    of year...........................        --       103,534      1,085,047            --       3,604            --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (10/98)
  Unit Value at beginning of year.....  $  1.147         1.146          1.146         1.146       1.146         1.145
  Unit Value at end of year...........     1.392         1.388          1.387         1.386       1.383         1.380
  Number of units outstanding at end
    of year...........................        --        88,070        200,061            --       6,664           196
  INVESTORS FUND (10/98)
  Unit Value at beginning of year.....  $  1.206         1.206          1.206         1.205       1.205         1.204
  Unit Value at end of year...........     1.339         1.336          1.334         1.333       1.330         1.328
  Number of units outstanding at end
    of year...........................       106        66,421         62,568         4,318       1,501         2.737

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC. (CONT.)
  TOTAL RETURN FUND (9/98)
  Unit Value at beginning of year.....  $  1.060         1.059          1.059         1.059       1.058         1.058
  Unit Value at end of year...........     1.062         1.059          1.058         1.057       1.054         1.052
  Number of units outstanding at end
    of year...........................        --        30,146        128,948            --       1,458            --
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG, SCHAFER VALUE FUND II (9/98)
  Unit Value at beginning of year.....  $  1.291         1.291          1.290         1.290       1.289         1.289
  Unit Value at end of year...........     1.247         1.244          1.242         1.242       1.238         1.236
  Number of units outstanding at end
    of year...........................        --        15,579         16,658            --         275            --
TRAVELERS SERIES FUND
  ALLIANCE GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of year.....  $  1.753         1.746          1.742         1.740       1.732         1.726
  Unit Value at end of year...........     2.305         2.290          2.283         2.279       2.265         2.254
  Number of units outstanding at end
    of year...........................    99,102     3,927,438      4,335,442       776,729     300,983       182,765
  MFS TOTAL RETURN PORTFOLIO(10/96)
  Unit Value at beginning of year.....  $  1.399         1.393          1.390         1.388       1.382         1.377
  Unit Value at end of year...........     1.427         1.418          1.414         1.411       1.402         1.395
  Number of units outstanding at end
    of year...........................    76,473     1,023,136      1,607,844       113,121     238,310       136,549
  PUTNAM DIVERSIFIED INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.093         1.088          1.086         1.084       1.080         1.076
  Unit Value at end of year...........     1.098         1.091          1.088         1.086       1.079         1.074
  Number of units outstanding at end
    of year...........................     9,311       278,395        249,302        59,424     139,658       227,738
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.179         1.173          1.171         1.170       1.165         1.161
  Unit Value at end of year...........     1.202         1.194          1.191         1.189       1.181         1.176
  Number of units outstanding at end
    of year...........................       306       230,410        469,907        69,835      19,237        49,357
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO
  Unit Value at beginning of year.....  $  1.101         1.096          1.093         1.092       1.087         1.083
  Unit Value at end of year...........     1.835         1.823          1.817         1.814       1.803         1.794
  Number of units outstanding at end
    of year...........................     6,115       349,576      1,188,533       209,539      92,095        25,632
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO(8/98)
  Unit Value at beginning of year.....  $  1.314         1.313          1.313         1.313       1.312         1.311
  Unit Value at end of year...........     1.709         1.704          1.702         1.701       1.697         1.693
  Number of units outstanding at end
    of year...........................        --       649,086        663,945        87,242      51,499         1,853
  SMITH BARNEY LARGE CAP VALUE*
    PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.456         1.449          1.446         1.445       1.438         1.433
  Unit Value at end of year...........     1.448         1.439          1.434         1.432       1.423         1.416
  Number of units outstanding at end
    of year...........................    64,998        77,050        896,535     1,338,259     107,554       218,475

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
TRAVELERS SERIES FUND (CONT.)
  SMITH BARNEY MONEY MARKET* PORTFOLIO
    (10/98)
  Unit Value at beginning of year.....  $  1.102         1.097          1.095         1.094       1.089         1.085
  Unit Value at end of year...........     1.148         1.141          1.137         1.135       1.128         1.122
  Number of units outstanding at end
    of year...........................   504,494        42,339        700,936       905,258     152,444       462,445
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(9/98)
  Unit Value at beginning of year.....  $  1.222         1.289          1.289         1.288       1.288         1.287
  Unit Value at end of year...........     1.454         1.451          1.449         1.448       1.444         1.442
  Number of units outstanding at end
    of year...........................     5,028        45,075        240,631         3.806       1.943           542
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)
  Unit Value at beginning of year.....  $  1.091         1.091          1.088         1.091       1.087         1.090
  Unit Value at end of year...........     1.306         1.303          1.301         1.301       1.298         1.296
  Number of units outstanding at end
    of year...........................       515         6,963         38,065         3,028       1,707            --
  EQUITY INCOME PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.187         1.184          1.182         1.182       1.178         1.176
  Unit Value at end of year...........     1.238         1.232          1.229         1.228       1.222         1.217
  Number of units outstanding at end
    of year...........................        --     2,144,584      6,669,310            --     312,472        57,889
  FEDERATED HIGH YIELD PORTFOLIO* (10/97)
  Unit Value at beginning of year.....  $  1.053         1.050          1.049         1.048       1.046         1.044
  Unit Value at end of year...........     1.079         1.074          1.072         1.070       1.066         1.062
  Number of units outstanding at end
    of year...........................        --        38,465        218,380            --      12,756         3,860
  FEDERATED STOCK PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.270         1.266          1.264         1.263       1.259         1.257
  Unit Value at end of year...........     1.329         1.323          1.320         1.318       1.311         1.307
  Number of units outstanding at end
    of year...........................        --       269,231      1,413,168            --      61,526         4,170
  LARGE CAP PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.386         1.382          1.380         1.379       1.375         1.372
  Unit Value at end of year...........     1.782         1.773          1.769         1.767       1.758         1.752
  Number of units outstanding at end
    of year...........................        --     2,550,992      4,955,852            --     234,329         7,759
  LAZARD INTERNATIONAL STOCK PORTFOLIO
    (8/97)
  Unit Value at beginning of year.....  $  1.098         1.095          1.093         1.092       1.089         1.087
  Unit Value at end of year...........     1.328         1.322          1.319         1.317       1.311         1.306
  Number of units outstanding at end
    of year...........................        --       369,840        440,369            --      65,435        36,439
  MFS MID CAP GROWTH PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.213         1.212          1.212         1.212       1.211         1.211
  Unit Value at end of year...........     1.979         1.974          1.972         1.971       1.966         1.962
  Number of units outstanding at end
    of year...........................       415       233,024        154,186         9,187       1,622            --
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.245         1.245          1.245         1.244       1.244         1.243
  Unit Value at end of year...........     1.531         1.527          1.525         1.524       1.521         1.518
  Number of units outstanding at end
    of year...........................    18,357       301,212        120,603         4,975       1,167           350

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.724         1.716          1.712         1.711       1.703         1.697
  Unit Value at end of year...........     1.985         1.972          1.966         1.963       1.950         1.941
  Number of units outstanding at end
    of year...........................    40,351       608,076      2,313,144       497,383     139,985       229,469
  STRATEGIC STOCK PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.072         1.071          1.071         1.071       1.070         1.070
  Unit Value at end of year...........     1.118         1.115          1.114         1.113       1.110         1.108
  Number of units outstanding at end
    of year...........................        --         4,596        324,249         5,368       1,500           334
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of year.....  $  1.102         1.099          1.098         1.097       1.094         1.092
  Unit Value at end of year...........     1.107         1.102          1.100         1.098       1.093         1.090
  Number of units outstanding at end
    of year...........................     1,221       151,498        382,500        22,006     106,388       139,811
  U.S. GOVERNMENT SECURITIES PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.259         1.253          1.250         1.249       1.243         1.239
  Unit Value at end of year...........     1.199         1.192          1.188         1.186       1.178         1.172
  Number of units outstanding at end
    of year...........................        --       110,708        880,918       206,083      74,915       110,011
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of year.....  $  1.514         1.507          1.504         1.502       1.495         1.490
  Unit Value at end of year...........     1.503         1.494          1.489         1.487       1.477         1.470
  Number of units outstanding at end
    of year...........................     8,345       118,785        375,024        99,467      65,548         5,986
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.080         1.079          1.079         1.079       1.079         1.078
  Unit Value at end of year...........     1.947         1.942          1.940         1.939       1.934         1.931
  Number of units outstanding at end
    of year...........................        --        96,131        130,887            --       1,865           229

Unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

 *  No longer available to new contract owners.

(1) The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

(2) Formerly Capital Appreciation Portfolio

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
CAPITAL APPRECIATION FUND (10/96)+
  Unit Value at beginning of year........  $  3.163         3.143         3.132        3.127       3.107       3.092
  Unit Value at end of year..............     2.456         2.435         2.425        2.420       2.400       2.385
  Number of units outstanding at end of
    year.................................   996,560    30,028,515     8,351,011    4,588,594     909,468   1,555,883
HIGH YIELD BOND TRUST (10/96)
  Unit Value at beginning of year........  $  1.315         1.306         1.302        1.300       1.292       1.285
  Unit Value at end of year..............     1.319         1.308         1.303        1.300       1.289       1.281
  Number of units outstanding at end of
    year.................................     8,718       888,540     1,041,038       90,889     110,433      48,596
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of year........  $  1.724         1.713         1.708        1.705       1.694       1.686
  Unit Value at end of year..............     1.686         1.672         1.665        1.662       1.648       1.637
  Number of units outstanding at end of
    year.................................   766,016     8,300,280    10,503,987    1,211,674     459,189     401,308
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of year........  $  1.057         1.054         1.053        1.052       1.049       1.047
  Unit Value at end of year..............     1.116         1.111         1.108        1.107       1.102       1.098
  Number of units outstanding at end of
    year.................................     3,181     1,314,965     1,855,767           --     100,623          --
AMERICAN ODYSSEY FUNDS, INC.*
  AMERICAN ODYSSEY CORE EQUITY FUND
    (10/96)*
  Unit Value at beginning of year........  $  1.613         1.603         1.598        1.595       1.585       1.577
  Unit Value at end of year..............     1.364         1.352         1.347        1.344       1.333       1.324
  Number of units outstanding at end of
    year.................................   118,559    22,023,243    21,922,794    5,971,119   1,661,400     246,823
AMERICAN ODYSSEY EMERGING OPPORTUNITIES
  FUND (10/96)*
  Unit Value at beginning of year........  $  1.163         1.155         1.152        1.150       1.142       1.137
  Unit Value at end of year..............     1.273         1.262         1.257        1.254       1.243       1.236
  Number of units outstanding at end of
    year.................................   138,115    20,433,292    16,945,814    5,414,219   1,071,633     123,164
  AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND
    FUND (10/96)+
  Unit Value at beginning of year........  $  1.122         1.115         1.111        1.110       1.102       1.097
  Unit Value at end of year..............     1.073         1.064         1.059        1.057       1.048       1.041
  Number of units outstanding at end of
    year.................................    12,638     6,348,183     6,204,417    1,956,657     425,392      24,837
  AMERICAN ODYSSEY INTERMEDIATE-TERM BOND
    FUND (10/96)+
  Unit Value at beginning of year........  $  1.183         1.175         1.171        1.169       1.162       1.156
  Unit Value at end of year..............     1.253         1.243         1.237        1.235       1.224       1.217
  Number of units outstanding at end of
    year.................................    20,209     5,670,918     7,208,988    1,609,764     645,253      43,398
  AMERICAN ODYSSEY INTERNATIONAL EQUITY
    FUND (10/96)*
  Unit Value at beginning of year........  $  1.716         1.705         1.699        1.696       1.685       1.677
  Unit Value at end of year..............     1.568         1.555         1.549        1.545       1.532       1.523
  Number of units outstanding at end of
    year.................................   187,532    17,237,557    15,136,567    3,909,388   1,092,966      46,491
  AMERICAN ODYSSEY LONG-TERM BOND FUND
    (10/96)*
  Unit Value at beginning of year........  $  1.194         1.186         1.183        1.181       1.173       1.167
  Unit Value at end of year..............     1.334         1.322         1.317        1.314       1.303       1.295
  Number of units outstanding at end of
    year.................................    17,824    11,479,892    14,899,210    3,786,616   1,180,423      69,928

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (1/99)
  Unit Value at beginning of year........     0.958         0.956         0.955        0.954       0.952       0.951
  Unit Value at end of year..............     1.250         1.245         1.243        1.242       1.237       1.233
  Number of units outstanding at end of
    year.................................       600        67,150        93,827       97,995       6,571          57
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of year........  $  1.060         1.057         1.056        1.055       1.053       1.051
  Unit Value at end of year..............     1.245         1.240         1.237        1.236       1.230       1.226
  Number of units outstanding at end of
    year.................................        --       197,100       286,654           --      30,241          --
DREYFUS VARIABLE INVESTMENT FUND
  APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of year........  $  1.193         1.190         1.188        1.187       1.184       1.181
  Unit Value at end of year..............     1.178         1.173         1.170        1.168       1.163       1.159
  Number of units outstanding at end of
    year.................................     8,776     9,459,681     7,923,781      119,392     274,697      75,462
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of year........  $  1.467         1.464         1.462        1.461       1.457       1.454
  Unit Value at end of year..............     1.653         1.645         1.642        1.640       1.632       1.627
  Number of units outstanding at end of
    year.................................   465,723     1,819,121     1,522,222      298,155     156,058      21,714
GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO -- CLASS II
    SHARES (5/99)
  Unit Value at beginning of year........     1.094         1.093         1.092        1.092       1.091       1.090
  Unit Value at end of year..............     0.987         0.983         0.982        0.981       0.978       0.975
  Number of units outstanding at end of
    year.................................        --     1,566,174     5,518,988           --     139,132      16,098
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES GROWTH FUND
    (11/98)+
  Unit Value at beginning of year........  $  1.286         1.283         1.281        1.281       1.278       1.275
  Unit Value at end of year..............     1.162         1.157         1.155        1.153       1.149       1.145
  Number of units outstanding at end of
    year.................................        --        83,492       182,466           --       2,396         199
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (10/98)+
  Unit Value at beginning of year........  $  1.168         1.165         1.163        1.163       1.160       1.158
  Unit Value at end of year..............     1.276         1.270         1.267        1.266       1.260       1.256
  Number of units outstanding at end of
    year.................................        --       181,293       993,558           --       8,576          --

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
SALOMON BROTHERS VARIABLE SERIES FUNDS,
  INC.
  CAPITAL FUND (10/98)
  Unit Value at beginning of year........  $  1.392         1.388         1.387        1.386       1.383       1.380
  Unit Value at end of year..............     1.636         1.628         1.625        1.623       1.616       1.611
  Number of units outstanding at end of
    year.................................       554       224,472       830,518           --      50,827         535
  INVESTORS FUND (10/98)
  Unit Value at beginning of year........  $  1.339         1.336         1.334        1.333       1.330       1.328
  Unit Value at end of year..............     1.534         1.527         1.524        1.522       1.515       1.510
  Number of units outstanding at end of
    year.................................   143,552        98,402       114,539       63,550       5,096       3,198
  TOTAL RETURN FUND (9/98)
  Unit Value at beginning of year........  $  1.062         1.059         1.058        1.057       1.054       1.052
  Unit Value at end of year..............     1.139         1.134         1.131        1.130       1.125       1.121
  Number of units outstanding at end of
    year.................................        --        37,113       238,124           --       4,091          --
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG, SCHAFER VALUE FUND II (9/98)*
  Unit Value at beginning of year........  $  1.247         1.244         1.242        1.242       1.238       1.236
  Unit Value at end of year..............     1.337         1.331         1.328        1.326       1.320       1.316
  Number of units outstanding at end of
    year.................................        --        36,165        51,233           --       1,202          --
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of year........  $  2.305         2.290         2.283        2.279       2.265       2.254
  Unit Value at end of year..............     1.874         1.858         1.850        1.846       1.831       1.819
  Number of units outstanding at end of
    year.................................   275,547    23,043,619     7,514,662      945,729     501,928     255,841
  MFS TOTAL RETURN PORTFOLIO(10/96)
  Unit Value at beginning of year........  $  1.427         1.418         1.414        1.411       1.402       1.395
  Unit Value at end of year..............     1.655         1.641         1.634        1.631       1.617       1.607
  Number of units outstanding at end of
    year.................................    66,536     1,699,453     1,737,087      113,271     314,687     151,272
  PUTNAM DIVERSIFIED INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year........  $  1.098         1.091         1.088        1.086       1.079       1.074
  Unit Value at end of year..............     1.088         1.079         1.074        1.072       1.063       1.056
  Number of units outstanding at end of
    year.................................     4,035       578,829       358,569       82,091     174,538     153,349
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year........  $  1.202         1.194         1.191        1.189       1.181       1.176
  Unit Value at end of year..............     1.099         1.090         1.085        1.083       1.074       1.067
  Number of units outstanding at end of
    year.................................       170       329,280       575,898       89,238      25,915      49,732
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO(10/96)
  Unit Value at beginning of year........  $  1.835         1.823         1.817        1.814       1.803       1.794
  Unit Value at end of year..............     1.390         1.378         1.373        1.370       1.358       1.350
  Number of units outstanding at end of
    year.................................   212,288     1,750,019     2,064,021      560,029     138,505      58,628
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO(8/98)
  Unit Value at beginning of year........  $  1.709         1.704         1.702        1.701       1.697       1.693
  Unit Value at end of year..............     1.581         1.573         1.570        1.568       1.561       1.555
  Number of units outstanding at end of
    year.................................    78,925     1,305,175     1,419,996      187,316     142,592       6,223

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
  SMITH BARNEY LARGE CAP VALUE PORTFOLIO
    (10/98)+
  Unit Value at beginning of year........  $  1.448         1.439         1.434        1.432       1.423       1.416
  Unit Value at end of year..............     1.628         1.615         1.608        1.604       1.591       1.581
  Number of units outstanding at end of
    year.................................   706,152     1,347,297     1,162,121    1,337,882     159,017     204,244
  SMITH BARNEY MONEY MARKET PORTFOLIO
    (10/98)+
  Unit Value at beginning of year........  $  1.148         1.141         1.137        1.135       1.128       1.122
  Unit Value at end of year..............     1.210         1.200         1.195        1.192       1.182       1.175
  Number of units outstanding at end of
    year.................................    56,905     1,166,205     1,095,586      894,768     353,131     440,206
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(9/98)
  Unit Value at beginning of year........  $  1.454         1.451         1.449        1.448       1.444       1.442
  Unit Value at end of year..............     1.686         1.678         1.675        1.673       1.665       1.659
  Number of units outstanding at end of
    year.................................    10,638       464,359       551,755       85,858       8,052       1,270
  DISCIPLINED SMALL CAP STOCK PORTFOLIO
    (11/98)+
  Unit Value at beginning of year........  $  1.306         1.303         1.301        1.301       1.298       1.296
  Unit Value at end of year..............     1.325         1.320         1.317        1.315       1.310       1.306
  Number of units outstanding at end of
    year.................................     5,373        28,352        74,116       10,709       8,029          --
  EQUITY INCOME PORTFOLIO (7/97)
  Unit Value at beginning of year........  $  1.238         1.232         1.229        1.228       1.222       1.217
  Unit Value at end of year..............     1.343         1.334         1.330        1.327       1.318       1.312
  Number of units outstanding at end of
    year.................................    33,200     3,017,489     8,694,057           --     366,173      79,718
  FEDERATED HIGH YIELD PORTFOLIO (10/97)+
  Unit Value at beginning of year........  $  1.079         1.074         1.072        1.070       1.066       1.062
  Unit Value at end of year..............     0.985         0.979         0.975        0.974       0.968       0.963
  Number of units outstanding at end of
    year.................................        --        37,604       279,023           --      11,277       6,461
  FEDERATED STOCK PORTFOLIO (7/97)
  Unit Value at beginning of year........  $  1.329         1.323         1.320        1.318       1.311       1.307
  Unit Value at end of year..............     1.371         1.362         1.357        1.355       1.345       1.338
  Number of units outstanding at end of
    year.................................        --       357,769     1,809,305           --      85,674       7,045
  LARGE CAP PORTFOLIO (7/97)
  Unit Value at beginning of year........  $  1.782         1.773         1.769        1.767       1.758       1.752
  Unit Value at end of year..............     1.515         1.504         1.499        1.497       1.486       1.479
  Number of units outstanding at end of
    year.................................    27,300     3,641,258     7,995,633           --     422,579      15,576
  LAZARD INTERNATIONAL STOCK PORTFOLIO
    (8/97)
  Unit Value at beginning of year........  $  1.328         1.322         1.319        1.317       1.311       1.306
  Unit Value at end of year..............     1.169         1.161         1.157        1.155       1.147       1.142
  Number of units outstanding at end of
    year.................................        --       596,990     1,022,402           --      84,198       9,448
  MFS MID CAP GROWTH PORTFOLIO (9/98)
  Unit Value at beginning of year........  $  1.979         1.974         1.972        1.971       1.966       1.962
  Unit Value at end of year..............     2.152         2.142         2.137        2.135       2.125       2.118
  Number of units outstanding at end of
    year.................................   165,835       808,818     1,377,795      267,941      64,395       5,885

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of year........  $  1.531         1.527         1.525        1.524       1.521       1.518
  Unit Value at end of year..............     1.437         1.431         1.427        1.426       1.420       1.415
  Number of units outstanding at end of
    year.................................   156,027       486,870       271,264       30,148      12,601       2,997
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of year........  $  1.985         1.972         1.966        1.963       1.950       1.941
  Unit Value at end of year..............     1.964         1.947         1.939        1.935       1.918       1.906
  Number of units outstanding at end of
    year.................................   104,272     1,713,947     3,098,531      585,417     249,226     313,700
  STRATEGIC STOCK PORTFOLIO (9/98)+
  Unit Value at beginning of year........  $  1.118         1.115         1.114        1.113       1.110       1.108
  Unit Value at end of year..............     1.225         1.220         1.217        1.216       1.210       1.206
  Number of units outstanding at end of
    year.................................        --         7,276       354,007       11,312       4,503       4,753
  TRAVELERS QUALITY BOND PORTFOLIO (9/97)
  Unit Value at beginning of year........  $  1.107         1.102         1.100        1.098       1.093       1.090
  Unit Value at end of year..............     1.177         1.170         1.166        1.164       1.156       1.151
  Number of units outstanding at end of
    year.................................     1,597     1,513,495       536,459       95,811     134,012     142,435
  U.S. GOVERNMENT SECURITIES PORTFOLIO
    (10/96)
  Unit Value at beginning of year........  $  1.199         1.192         1.188        1.186       1.178       1.172
  Unit Value at end of year..............     1.364         1.353         1.347        1.344       1.333       1.324
  Number of units outstanding at end of
    year.................................     1,246       657,535     1,106,538      327,066      96,447     138,105
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of year........  $  1.503         1.494         1.489        1.487       1.477       1.470
  Unit Value at end of year..............     1.857         1.842         1.834        1.830       1.815       1.803
  Number of units outstanding at end of
    year.................................    33,199       920,744       656,973      131,675      68,174       6,646
WARBURG PINCUS TRUST*
  EMERGING MARKETS PORTFOLIO (10/98)*
  Unit Value at beginning of year........  $  1.947         1.942         1.940        1.939       1.934       1.931
  Unit Value at end of year..............     1.325         1.319         1.316        1.315       1.309       1.305
  Number of units outstanding at end of
    year.................................        --       254,148       416,917           --      22,906         743

For 2000, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI. Dates shown next to fund name reflects the date money first came into the fund through the Separate Account. Funds not listed were not available or had no money yet allocated to them as of December 31, 2000.

 *  Fund's name has changed. Refer to the prospectus for fund's new name.

 **  No longer available to new contract owners.

The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

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

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       B-1
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                                   APPENDIX C
--------------------------------------------------------------------------------

TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program ("Texas ORP"), a participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the cash surrender value of the Contract until one of the following events:

     -  Death

     -  Disability (as defined by Internal Revenue Code 72(m)(7)

     -  Attainment of age 70 1/2

     -  Retirement

     - Termination of employment in all public institutions of higher education in Texas

If the participant does not begin a second year of participation in the Texas ORP, the Company will pay the participant's cash surrender value, as directed by the Contract Owner.

The Company will require a written statement from the applicable institution certifying their agreement to any withdrawals.

                                       C-1
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

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

L-12549-C  Printed in U.S.A.
           TIC Ed. 5-01